Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2020	Dec. 31, 2019
South Africa [member]
Disclosure of Provisions [line items]
Inflation rate	4.80%	5.40%
Discount rate	10.80%	10.30%
Ghana [member]
Disclosure of Provisions [line items]
Inflation rate	2.20%	2.50%
Australia [member]
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.50%
Discount rate	2.50%
Peru [member]
Disclosure of Provisions [line items]
Inflation rate	2.20%	2.50%
Discount rate	2.20%	3.00%
CHILE
Disclosure of Provisions [line items]
Inflation rate	2.20%	2.50%
Discount rate	2.20%	2.60%
Bottom of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate	6.70%	7.70%
Bottom of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate		1.20%
Top of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate	7.20%	7.90%
Top of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate		1.60%